Note 9 - Other Disclosures - Reconciliation of Liabilities Arising From Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance at Jan 1	€ 6,825	€ 14,723	€ 8,478
Cash flows	27,996	(2,565)	8,049
EIR method	931	30	482
Non-cash changes, additions	0	1,496	(638)
Non-cash changes, other	(878)	(6,859)	(1,648)
Balance at Dec 31	34,874	6,825	14,723
Loan and participation rights, noncurrent [member]
Statement Line Items [Line Items]
Balance at Jan 1	3,749	12,765	6,250
Cash flows	28,425	(2,187)	8,330
EIR method	931	30	482
Non-cash changes, additions	0	0	(650)
Non-cash changes, other	(864)	(6,859)	(1,648)
Balance at Dec 31	32,241	3,749	12,765
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Balance at Jan 1	3,076	1,958	2,228
Cash flows	(429)	(378)	(282)
EIR method	0	0	0
Non-cash changes, additions	0	1,496	12
Non-cash changes, other	(14)	0	0
Balance at Dec 31	€ 2,633	€ 3,076	€ 1,958